Warrants (Details) - $ / shares	Mar. 21, 2024	Dec. 31, 2020	Oct. 31, 2020
December 2020 Warrants
Class of Warrant or Right [Line Items]
Warrants exchanged at closing of Merger (in shares)	95,034
December 2020 Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 1.04	$ 0.21
October 2020 Warrants | Series A Preferred Stock
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)			$ 2.15